Document and Entity Information	Aug. 20, 2019
Cover [Abstract]
Entity Registrant Name	TOTAL SYSTEM SERVICES INC
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0000721683
Document Type	8-K
Document Period End Date	Aug. 20, 2019
Entity Incorporation State Country Code	GA
Entity File Number	1-10254
Entity Tax Identification Number	58-1493818
Entity Address, Address Line One	One TSYS Way
Entity Address, City or Town	Columbus
Entity Address, Postal Zip Code	31901
City Area Code	(706)
Local Phone Number	644-4388
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.10 Par Value
Trading Symbol	TSS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false